Form 13F

			Form 13F Cover Page


Report for the Quarter Ended: March 31, 2005

Click Here if Amendment [ ] Amendment Number:
This Amendment (Check only one.) [ ] is a restatement.
				 [ ] adds new Holdngs entries.

Institutional Investment Manager filing this Report:

Name:		American Fund Advisors, Inc.
		1415 Kellum Place
		Suite 205
		Garden City, NY  11530

13F File Number:	801-14138

The Institutional Invstment Manager filing this report and the person by whom it is signed hereby represent, that the person signing this report is authorized to submit it, that all information contained herein is true, correct, and complete and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.


Person Signing this Report on behalf of Reporting Manager:

Name:		Phyllis A. Palumbo
Title:		Vice President
Phone:		516-739-1017
Signature, Place and Date of Signing:

	Phyllis A. Palumbo, Garden City, NY April 18, 2005


Report Type	(Check Only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.




List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		       39

Form 13F Information Table Value Total:		   15,790


List of Other Included Managers:





[PAGE]


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC.                     COM              013817101      377    12400 SH       SOLE                    12400
ALTRIA GROUP INC.              COM              02209s103     1074    16425 SH       SOLE                    16425
ANHEUSER-BUSCH COS INC.        COM              035229103      323     6819 SH       SOLE                     6819
BANK OF AMERICA CORP.          COM              060505104      388     8798 SH       SOLE                     8798
BANK OF NEW YORK INC.          COM              064057102      241     8300 SH       SOLE                     8300
CHICO'S FAS, INC.              COM              168615102      774    27400 SH       SOLE                    27400
CISCO SYSTEMS, INC.            COM              17275R102      629    35164 SH       SOLE                    35164
CITIGROUP INC.                 COM              172967101     1000    22248 SH       SOLE                    22248
DELL, INC.                     COM              247025109      632    16450 SH       SOLE                    16450
DU PONT (E.I.) DE NEMOURS & CO COM              263534109      287     5600 SH       SOLE                     5600
EMC CORP.                      COM              268648102      198    16106 SH       SOLE                    16106
EXXON MOBIL CORPORATION        COM              302290101      650    10900 SH       SOLE                    10900
GENERAL ELECTRIC CO.           COM              369604103     1733    48050 SH       SOLE                    48050
GENUINE PARTS CO.              COM              372460105      235     5400 SH       SOLE                     5400
GILLETTE CO.                   COM              375766102      444     8804 SH       SOLE                     8804
HARTFORD FINANCIAL SVC. GROUP  COM              416151104      315     4600 SH       SOLE                     4600
HOME DEPOT INC.                COM              437076102      306     8000 SH       SOLE                     8000
INTEL CORPORATION              COM              458140100      480    20647 SH       SOLE                    20647
JOHNSON & JOHNSON              COM              478160104      356     5300 SH       SOLE                     5300
MBNA CORP.                     COM              55262L101      283    11542 SH       SOLE                    11542
MERCK & CO.                    COM              589331107      285     8800 SH       SOLE                     8800
MICROSOFT CORP.                COM              594918104      486    20110 SH       SOLE                    20110
MORGAN (J.P.) CHASE & CO.      COM              46625H100      280     8100 SH       SOLE                     8100
NASDAQ 100 TRUST               COM              631100104      464    12700 SH       SOLE                    12700
PFIZER INC.                    COM              717081103      471    17935 SH       SOLE                    17935
PNC BANK CORP.                 COM              693475105      366     7100 SH       SOLE                     7100
PRIMUS TELECOMMUNICATIONS GROU COM              741929103      103    65752 SH       SOLE                    65752
SAPIENT CORPORATION            COM              803062108      132    17937 SH       SOLE                    17937
STANLEY WORKS                  COM              854616109      373     8250 SH       SOLE                     8250
TIME WARNER INC.               COM              887317105      340    19350 SH       SOLE                    19350
UNITED TECHNOLOGIES CORP.      COM              913017109      203     2000 SH       SOLE                     2000
VECTOR GROUP LTD.              COM              92240M108      342    22263 SH       SOLE                    22263
WAL-MART STORES INC.           COM              931142103      288     5750 SH       SOLE                     5750
WASHINGTON MUTUAL INC.         COM              939322103      513    12995 SH       SOLE                    12995
WATERSAVE LOGIC CORP.          COM              941900102        3    25000 SH       SOLE                    25000
JOHN HANCOCK INCOME SEC TR 3.2 PFD              410123202      225        9 SH       SOLE                        9
JAPAN EQUITY FUND                               471057109       76 12500.000SH       SOLE                12500.000
JH GROWTH TRENDS FUND CL A                      41014V109       91 16027.104SH       SOLE                16027.104
GENERAL MOTORS ACCEPT. CORP.                    37042GN51       21    25000 PRN      SOLE                    25000